Long-Term Debt (Narrative) (Detail) (USD $)	0 Months Ended		3 Months Ended									9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended	3 Months Ended	1 Months Ended
	Feb. 14, 2014	Mar. 15, 2012	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 14, 2014	Mar. 31, 2013	Jun. 06, 2014	Jun. 30, 2011	Feb. 19, 2014	Aug. 22, 2014	Sep. 29, 2014	Sep. 10, 2014	Oct. 01, 2014
Long Term Debt Other Disclosures [Abstract]
Weighted average interest rate			8.10%	7.60%				6.70%				8.10%		7.60%	6.70%
Principal amount				$ 8,225,800,000										$ 8,225,800,000
Letters Of Credit Outstanding Amount			110,000,000	118,900,000								110,000,000		118,900,000
Payment Terms [Abstract]
Voluntary debt prepayment																						222,200,000
Loss on extinguishment of debt			(4,840,000)	(83,980,000)	0	0	(3,888,000)	(239,556,000)	0	0	(15,167,000)	(56,259,000)	(3,888,000)	(87,868,000)	(254,723,000)	(1,447,000)
Prepayment of indebtedness outstanding under credit facilities																500,000,000
Repayment	227,000,000
Certain Covenants [Abstract]
Purchase accounting adjustment and original issue discount				322,400,000										322,400,000
Use Of Proceeds [Abstract]
Special cash dividends date paid		March 15, 2012
Dividends paid to noncontrolling interest												32,581,000	58,942,000	91,887,000	251,666,000
Post Amendments [Member]
Long Term Debt Other Disclosures [Abstract]
Line of credit facility maximum borrowing capacity		10,000,000
Subsidiary Holder [Member]
Long Term Debt Other Disclosures [Abstract]
Latest maturity date												2022
Accrued interest payment terms												Bear interest at a rate of 9.0% per annum, payable semi-annually in arrears on March 15 and September 15 of each year, beginning on March 15, 2015.
Payment Terms [Abstract]
Portion of debt held by subsidiary																	227,000,000
Face value of debt repaid							61,900,000											61,900,000
Redemption date												Sep. 15, 2017
Payments for repurchases of debt							63,100,000											63,100,000
Loss on extinguishment of debt																		(3,900,000)
9% Priority Guarantee Notes Due 2022 [Member]
Long Term Debt Other Disclosures [Abstract]
Stated interest rate			9.00%									9.00%
Principal amount			750,000,000									750,000,000
Payment Terms [Abstract]
Percentage of aggregate principal redeemable			100.00%									100.00%
Redemption percentage of face value after redemption date			109.00%									109.00%
Redemption percentage of face value before redemption date			40.00%									40.00%
9% Priority Guarantee Notes Due 2022 [Member] | Subsidiary Holder [Member]
Long Term Debt Other Disclosures [Abstract]
Stated interest rate			9.00%									9.00%
Principal amount			250,000,000									250,000,000
Debt issue price percentage			101.00%									101.00%
Payment Terms [Abstract]
Percentage of aggregate principal redeemable			100.00%									100.00%
Redemption percentage of face value after redemption date			109.00%									109.00%
Redemption percentage of face value before redemption date			40.00%									40.00%
Clear Channel Senior Notes, 5.5% [Member]
Payment Terms [Abstract]
Principle ammount of debt redeemed at redemption date																			567,100,000
Clear Channel Senior Notes, 5.5% [Member] | Subsidiary Holder [Member]
Payment Terms [Abstract]
Face value of debt repaid							52,900,000											52,900,000
Principle ammount of debt redeemed at redemption date																			158,500,000
Clear Channel Senior Notes, 5.5% [Member] | C C Holdings Finco [Member]
Payment Terms [Abstract]
Face value of debt repaid																80,000,000
Repurchase of long-term debt																57,100,000
Tranche A Term Loan [Member]
Payment Terms [Abstract]
Loss on extinguishment of debt as a result of write-off of deferred debt issuance costs							3,900,000
Prepayment of debt							846,900,000											846,900,000
Subsidiary Senior Revolving Credit Facility Due 2018 [Member]
Long Term Debt Other Disclosures [Abstract]
Line of credit facility maximum borrowing capacity				75,000,000										75,000,000
Letters Of Credit Outstanding Amount				34,100,000										34,100,000
CCWH Senior Subordinated Notes [Member]
Long Term Debt Other Disclosures [Abstract]
Principal amount				2,700,000,000										2,700,000,000
CCWH Senior Subordinated Notes [Member] | C C O H [Member]
Use Of Proceeds [Abstract]
Proceeds from issuance of senior secured debt		2,170,400,000
CCWH Senior Subordinated Notes [Member] | C C Holdings Finco [Member]
Use Of Proceeds [Abstract]
Proceeds from issuance of senior secured debt		1,925,700,000
6.5% Series A Senior Notes Due 2022 [Member]
Long Term Debt Other Disclosures [Abstract]
Latest maturity date														2022	2022
Stated interest rate				6.50%				6.50%						6.50%	6.50%
Accrued interest payment terms														Interest on the CCWH Senior Notes is payable to the trustee weekly in arrears and to the noteholders on May 15 and November 15 of each year, which began on May 15, 2013.
Principal amount				735,750,000										735,750,000
Earliest maturity date														2022	2022
Discount				7,400,000										7,400,000
Percentage of principal sale price											99.00%
Payment Terms [Abstract]
Percentage of aggregate principal redeemable				40.00%										40.00%
Redemption percentage of face value after redemption date				100.00%										100.00%
Redemption percentage of face value before redemption date				106.50%										106.50%
Certain Covenants [Abstract]
Maximum ratio of total debt to EBITDA				7										7
Maximum ratio of senior debt to EBITDA				5										5
6.5% Series B Senior Notes Due 2022 [Member]
Long Term Debt Other Disclosures [Abstract]
Latest maturity date														2022	2022
Stated interest rate				6.50%				6.50%						6.50%	6.50%
Accrued interest payment terms														Interest on the CCWH Senior Notes is payable to the trustee weekly in arrears and to the noteholders on May 15 and November 15 of each year, which began on May 15, 2013.
Principal amount				1,989,250,000										1,989,250,000
Earliest maturity date														2022	2022
Payment Terms [Abstract]
Percentage of aggregate principal redeemable				40.00%										40.00%
Redemption percentage of face value after redemption date				100.00%										100.00%
Redemption percentage of face value before redemption date				106.50%										106.50%
Certain Covenants [Abstract]
Maximum ratio of total debt to EBITDA				7										7
Maximum ratio of senior debt to EBITDA				5										5
Use Of Proceeds [Abstract]
Maximum permissable dividends				525,000,000										525,000,000
CCWH Senior Subordinated Notes [Member]
Long Term Debt Other Disclosures [Abstract]
Principal amount				2,200,000,000										2,200,000,000
Deferred finance costs		33,000,000
Use Of Proceeds [Abstract]
Dividend paid per share		6.0832
Related party loan to CCOI				2,167,000,000										2,167,000,000
Dividends paid to noncontrolling interest		244,700,000
7.625% Series B Senior Subordinated Notes [Member]
Long Term Debt Other Disclosures [Abstract]
Latest maturity date														2020	2020
Stated interest rate				7.625%				7.625%						7.625%	7.625%
Accrued interest payment terms														Interest on the CCWH Subordinated Notes is payable to the trustee weekly in arrears and to the noteholders on March 15 and September 15 of each year, which began on September 15, 2012.
Principal amount				1,925,000,000										1,925,000,000
Earliest maturity date														2020	2020
Payment Terms [Abstract]
Percentage of aggregate principal redeemable				100.00%										100.00%
Redemption percentage of face value after redemption date				40.00%										40.00%
Redemption percentage of face value before redemption date				107.625%										107.625%
Redemption date														Mar. 15, 2015
Certain Covenants [Abstract]
Maximum ratio of senior debt to EBITDA				7										7
Use Of Proceeds [Abstract]
Maximum permissable dividends				525,000,000										525,000,000
7.625% Series A Senior Subordinated Notes [Member]
Long Term Debt Other Disclosures [Abstract]
Latest maturity date														2020	2020
Stated interest rate				7.625%				7.625%						7.625%	7.625%
Accrued interest payment terms														Interest on the CCWH Subordinated Notes is payable to the trustee weekly in arrears and to the noteholders on March 15 and September 15 of each year, which began on September 15, 2012.
Principal amount				275,000,000										275,000,000
Earliest maturity date														2020	2020
Deferred finance costs				40,000,000										40,000,000
Payment Terms [Abstract]
Percentage of aggregate principal redeemable				100.00%										100.00%
Redemption percentage of face value after redemption date				40.00%										40.00%
Redemption percentage of face value before redemption date				107.625%										107.625%
Redemption date														Mar. 15, 2015
Certain Covenants [Abstract]
Maximum ratio of senior debt to EBITDA				7										7
Initial Notes [Member]
Long Term Debt Other Disclosures [Abstract]
Deferred finance costs																				39,500,000
Additional Notes [Member]
Long Term Debt Other Disclosures [Abstract]
Principal amount																				750,000,000
Deferred finance costs																				7,100,000
Discount																				46,200,000
Percentage of principal sale price																				93.845%
Payment Terms [Abstract]
Proceeds available for repayment of debt																				703,800,000
Use Of Proceeds [Abstract]
Proceeds available for general corporate purposes																				500,000,000
Existing CCWH Senior Notes [Member]
Payment Terms [Abstract]
Redemption date															Dec. 19, 2012
Repurchase of long-term debt								1,724,700,000							1,724,700,000
Debt called not tendered								775,300,000							775,300,000
Senior Notes due 2021 [Member]
Long Term Debt Other Disclosures [Abstract]
Latest maturity date												2021		2021	2021
Stated interest rate			14.00%	14.00%								14.00%		14.00%
Accrued interest payment terms						The Senior Notes due 2021 mature on February 1, 2021. Interest on the Senior Notes due 2021 is payable semi-annually on February 1 and August 1 of each year, which began on August 1, 2013. Interest on the Senior Notes due 2021 will be paid at the rate of (i) 12.0% per annum in cash and (ii) 2.0% per annum through the issuance of payment-in-kind notes (the "PIK Notes").
Principal amount				1,400,000,000										1,400,000,000
Earliest maturity date												2018		2018	2018
Payment Terms [Abstract]
Portion of debt held by subsidiary						421,000,000								421,900,000
Percentage of aggregate principal redeemable				100.00%										100.00%
Redemption percentage of face value after redemption date				60.00%										60.00%
Redemption date														Aug. 01, 2015
Principal amount exchanged for debt				622,500,000		1,200,000,000								622,500,000
Principal debt amount exchanged for Senior Cash Pay Notes				389,200,000		348,000,000								389,200,000
Principal debt amount exchanged for Senor Toggle Notes				233,300,000		853,000,000								233,300,000
Principal amount exchanged for cash						64,200,000
Payments for debt modification costs				5,500,000		17,900,000
Senior Notes 2018 [Member]
Long Term Debt Other Disclosures [Abstract]
Latest maturity date												2018
Stated interest rate			10.00%									10.00%
Accrued interest payment terms																			Bear interest at a rate of 10.0% per annum, payable semi-annually on January 15 and July 15 of each year, beginning on July 15, 2014
Earliest maturity date												2018
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed
Long Term Debt Assumed Upon Business Combination																			850,000,000
Senior Cash Pay Notes Due 2016 [Member]
Long Term Debt Other Disclosures [Abstract]
Latest maturity date												2016		2016	2016
Stated interest rate			10.75%	10.75%								10.75%		10.75%
Principal amount				94,300,000										94,300,000
Earliest maturity date												2016		2016	2016
Payment Terms [Abstract]
Voluntary debt prepayment																						94,300,000
Face value of debt repaid																						94,300,000
Redemption percentage of face value before redemption date				100.00%										100.00%
Redemption date														Aug. 01, 2012
Principal amount exchanged for debt				353,800,000		348,100,000								353,800,000
Principal amount exchanged for cash				14,200,000										14,200,000
Senior Toggle Notes Due 2016 [Member]
Long Term Debt Other Disclosures [Abstract]
Latest maturity date												2016		2016	2016
Stated interest rate			11.00%	11.00%								11.00%		11.00%
Accrued interest payment terms														IHeart may elect on each interest election date to pay all or 50% of such interest on the senior toggle notes in cash or by increasing the principal amount of the senior toggle notes or by issuing new senior toggle notes (such increase or issuance, "PIK Interest"). Interest on the senior toggle notes payable in cash will accrue at a rate of 11.00% per annum and PIK Interest will accrue at a rate of 11.75% per annum.
Principal amount				127,900,000										127,900,000
Earliest maturity date												2015		2015	2015
Payment Terms [Abstract]
Portion of debt held by subsidiary						452,700,000
Voluntary debt prepayment																						127,900,000
Face value of debt repaid																						127,900,000
Redemption percentage of face value before redemption date				100.00%										100.00%
Redemption date														Aug. 01, 2012
Principal amount exchanged for debt				212,100,000		917,200,000								212,100,000
Principal amount exchanged for cash				8,500,000										8,500,000
Portion of debt held by subsidiary exchanged for cash						31,700,000
Loss on extinguishment of debt as a result of write-off of deferred debt issuance costs				84,000,000
Applicable high yield discount obligation payment					25,300,000								25,300,000
iHeart Senior Notes, 4.9% [Member]
Payment Terms [Abstract]
Principle ammount of debt redeemed at redemption date																			241,000,000
iHeart Senior Notes, 4.9% [Member] | Subsidiary Holder [Member]
Payment Terms [Abstract]
Face value of debt repaid							9,000,000											9,000,000
iHeart Senior Notes [Member]
Long Term Debt Other Disclosures [Abstract]
Latest maturity date												2027		2027
Earliest maturity date												2016		2016
Payment Terms [Abstract]
Loss on extinguishment of debt																			(47,500,000)
9.0% Priority Guarantee Notes Due 2019 [Member]
Long Term Debt Other Disclosures [Abstract]
Latest maturity date														2019
Accrued interest payment terms														Bear interest at a rate of 9.0% per annum, payable semi-annually in arrears on June 15 and December 15 of each year, which began on June 15, 2013
Principal amount				2,000,000,000										2,000,000,000
Deferred finance costs								11,900,000							11,900,000
Payment Terms [Abstract]
Percentage of aggregate principal redeemable				40.00%										40.00%
Redemption percentage of face value after redemption date				109.00%										109.00%
Redemption percentage of face value before redemption date				100.00%										100.00%
Redemption date														Jul. 15, 2015
9.0% Priority Guarantee Notes Due 2021 [Member]
Long Term Debt Other Disclosures [Abstract]
Latest maturity date														2021
Accrued interest payment terms														Bear interest at a rate of 9.0% per annum, payable semi-annually in arrears on March 1 and September 1 of each year, which began on September 1, 2011
Principal amount				1,750,000,000										1,750,000,000
Payment Terms [Abstract]
Percentage of aggregate principal redeemable				40.00%										40.00%
Redemption percentage of face value after redemption date				109.00%										109.00%
Redemption percentage of face value before redemption date				100.00%										100.00%
Redemption date														Mar. 01, 2016
11.25% Priority Guarantee Notes Due 2021 [Member]
Long Term Debt Other Disclosures [Abstract]
Latest maturity date														2021
Accrued interest payment terms														Bear interest at a rate of 11.25% per annum, payable semi-annually on March 1 and September 1 of each year, which began on September 1, 2013
Principal amount				575,000,000										575,000,000
Payment Terms [Abstract]
Percentage of aggregate principal redeemable				100.00%										100.00%
Redemption percentage of face value after redemption date				40.00%										40.00%
Redemption percentage of face value before redemption date				111.25%										111.25%
Redemption date														Mar. 01, 2016
Pik [Member]
Long Term Debt Other Disclosures [Abstract]
Earliest maturity date						February 1, 2021
Senior Notes [Member]
Long Term Debt Other Disclosures [Abstract]
Principal amount				1,400,000,000										1,400,000,000
Payment Terms [Abstract]
Portion of debt held by subsidiary														288,500,000
Senior Notes, 5% [Member]
Long Term Debt Other Disclosures [Abstract]
Latest maturity date																				March 2012
Stated interest rate																				5.00%
Payment Terms [Abstract]
Portion of debt held by subsidiary											50,100,000
Face value of debt repaid											249,900,000									203,800,000
Senior Notes, 5.75% [Member]
Long Term Debt Other Disclosures [Abstract]
Latest maturity date							January 2013
Stated interest rate							5.75%											5.75%
Payment Terms [Abstract]
Portion of debt held by subsidiary							187,900,000
Face value of debt repaid							312,100,000											312,100,000
Senior Notes, 6.25% [Member]
Payment Terms [Abstract]
Portion of debt held by subsidiary																57,300,000
Repayment																692,700,000
Senior Notes, 4.4% [Member]
Payment Terms [Abstract]
Portion of debt held by subsidiary																109,800,000
Repayment																140,200,000
On August 1, 2015 [Member] | 6.5% Series A Senior Notes Due 2022 [Member]
Long Term Debt Other Disclosures [Abstract]
Deferred finance costs				30,000,000										30,000,000
On August 1, 2015 [Member] | Senior Toggle Notes Due 2016 [Member]
Payment Terms [Abstract]
Obligated payment to bondholders				30,000,000										30,000,000
On May 2, 2016 [Member] | Senior Cash Pay Notes Due 2016 [Member]
Long Term Debt Other Disclosures [Abstract]
Maximum aggregate principal outstanding				500,000,000										500,000,000
First Redemption Portion [Member] | Senior Notes due 2021 [Member]
Payment Terms [Abstract]
Percentage of aggregate principal redeemable				30.00%										30.00%
Redemption percentage of face value before redemption date				109.00%										109.00%
Second Redemption Portion [Member] | Senior Notes due 2021 [Member]
Payment Terms [Abstract]
Percentage of aggregate principal redeemable				30.00%										30.00%
Redemption percentage of face value before redemption date				112.00%										112.00%
After Exchange [Member] | Senior Notes due 2021 [Member] | C C Holdings Finco [Member]
Payment Terms [Abstract]
Portion of debt held by subsidiary																					199,100,000
Senior Secured Credit Facility [Member]
Long Term Debt Other Disclosures [Abstract]
Principal amount				500,000,000										500,000,000
Base maximum incremental term loans permitted				1,500,000,000										1,500,000,000
Percentage of EBITDA over base maximum incremental				65.00%										65.00%
Margin percentages														0.50%
Percentage of subsidary stock as collateral				100.00%										100.00%
Payment Terms [Abstract]
Voluntary debt prepayment		170,500,000
Face value of debt repaid											2,096,200,000
Permissable amount to be repaid with cash on hand				200,000,000										200,000,000
Exchange of debt								2,000,000,000							2,000,000,000
Loss on extinguishment of debt as a result of write-off of deferred debt issuance costs		15,200,000
Prepayment of debt		7,600,000																		500,000,000
Payment Terms Percentages [Abstract]
Consolidated leverage ratio				7.00%										7.00%
Certain Covenants [Abstract]
Consolidated EBITDA for preceeding four quarters				1,900,000,000										1,900,000,000
EBITDA Adjustment - Closures and consolidation of facilities				77,500,000										77,500,000
EBITDA Adjustment - Non-recurring or unusual gains or losses				39,300,000										39,300,000
EBITDA Adjustment - Non-cash items				41,300,000										41,300,000
EBITDA Adjustment - Various other items				19,300,000										19,300,000
EBITDA Adjustment - Cash received from nonconsolidated affiliates				20,000,000										20,000,000
Maximum ratio of total debt to EBITDA				9										9
Current ratio of total debt to EBITDA				6.3										6.3
Senior Secured Credit Facility [Member] | Scenario, Forecast [Member]
Certain Covenants [Abstract]
Maximum ratio of total debt to EBITDA				8.75										8.75
Senior Secured Credit Facility [Member] | Post Amendments [Member]
Long Term Debt Other Disclosures [Abstract]
Base maximum incremental term loans permitted				5,000,000,000										5,000,000,000
Senior Secured Credit Facility [Member] | Maximum [Member]
Payment Terms Percentages [Abstract]
Percentage of excess cash flow permitted to prepay outstanding debt				50.00%										50.00%
Percentage of proceeds of asset sales permitted to prepay outstanding debt				100.00%										100.00%
Percentage of proceeds of subsidiary sales permitted to prepay outstanding debt				100.00%										100.00%
Percentage of net proceeds of debt permitted to prepay outstanding debt				100.00%										100.00%
Senior Secured Credit Facility [Member] | Median [Member]
Payment Terms Percentages [Abstract]
Percentage of excess cash flow permitted to prepay outstanding debt				25.00%										25.00%
Percentage of proceeds of subsidiary sales permitted to prepay outstanding debt				75.00%										75.00%
Senior Secured Credit Facility [Member] | Minimum [Member]
Payment Terms Percentages [Abstract]
Percentage of excess cash flow permitted to prepay outstanding debt				0.00%										0.00%
Percentage of proceeds of subsidiary sales permitted to prepay outstanding debt				50.00%										50.00%
Senior Secured Credit Facility [Member] | Clear Channel Senior Notes, 5.5% [Member] | Subsidiary Holder [Member]
Payment Terms [Abstract]
Face value of debt repaid			57,100,000									57,100,000
Senior Secured Credit Facility [Member] | Tranche B Term Loan [Member]
Long Term Debt Other Disclosures [Abstract]
Latest maturity date														January 29, 2016
Principal amount				1,891,000,000										1,891,000,000
Payment Terms [Abstract]
Voluntary debt prepayment		129,800,000
Senior Secured Credit Facility [Member] | Tranche B Term Loan [Member] | Base Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Weighted average interest rate				2.65%										2.65%
Senior Secured Credit Facility [Member] | Tranche B Term Loan [Member] | Euro Currency Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Weighted average interest rate				3.65%										3.65%
Senior Secured Credit Facility [Member] | Tranche C Term Loan [Member]
Long Term Debt Other Disclosures [Abstract]
Latest maturity date														January 29, 2016
Principal amount				34,800,000										34,800,000
Payment Terms [Abstract]
Voluntary debt prepayment		10,000,000
Senior Secured Credit Facility [Member] | Tranche C Term Loan [Member] | Base Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Weighted average interest rate				2.65%										2.65%
Senior Secured Credit Facility [Member] | Tranche C Term Loan [Member] | Euro Currency Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Weighted average interest rate				3.65%										3.65%
Senior Secured Credit Facility [Member] | TrancheD Term Loan [Member]
Long Term Debt Other Disclosures [Abstract]
Latest maturity date														January 30, 2019
Principal amount				5,000,000,000										5,000,000,000
Earliest maturity date														2019-01-30
Senior Secured Credit Facility [Member] | TrancheD Term Loan [Member] | Base Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Weighted average interest rate				5.75%										5.75%
Senior Secured Credit Facility [Member] | TrancheD Term Loan [Member] | Euro Currency Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Weighted average interest rate				6.75%										6.75%
Senior Secured Credit Facility [Member] | TrancheE Term Loan [Member]
Long Term Debt Other Disclosures [Abstract]
Latest maturity date														July 30, 2019
Principal amount				1,300,000,000										1,300,000,000
Senior Secured Credit Facility [Member] | TrancheE Term Loan [Member] | Base Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Weighted average interest rate				6.50%										6.50%
Senior Secured Credit Facility [Member] | TrancheE Term Loan [Member] | Euro Currency Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Weighted average interest rate				7.50%										7.50%
Senior Secured Credit Facility [Member] | Tranche A Term Loan [Member]
Payment Terms [Abstract]
Voluntary debt prepayment		16,200,000
Face value of debt repaid				846,900,000										846,900,000
Senior Secured Credit Facility [Member] | Tranche A Term Loan [Member] | Base Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Weighted average interest rate				2.40%										2.40%
Senior Secured Credit Facility [Member] | Tranche A Term Loan [Member] | Euro Currency Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Weighted average interest rate				3.40%										3.40%
Senior Secured Credit Facility [Member] | Term Loan B [Member]
Payment Terms [Abstract]
Face value of debt repaid																							245,900,000	729,000,000
Senior Secured Credit Facility [Member] | Term Loan C [Member]
Payment Terms [Abstract]
Face value of debt repaid																							4,100,000	12,100,000
Senior Secured Credit Facility [Member] | Delayed Draw Term Loan Facilities Due 2016 [Member]
Payment Terms [Abstract]
Voluntary debt prepayment		14,500,000
Senior Secured Credit Facility [Member] | On October 30, 2015 [Member]
Long Term Debt Other Disclosures [Abstract]
Maximum aggregate principal outstanding				500,000,000										500,000,000
Senior Secured Credit Facility [Member] | One Day Prior [Member]
Long Term Debt Other Disclosures [Abstract]
Maximum aggregate principal outstanding				500,000,000										500,000,000
Senior Secured Credit Facility [Member] | Subsequent Event [Member] | Clear Channel Senior Notes, 5.5% [Member] | Subsidiary Holder [Member]
Payment Terms [Abstract]
Payments for repurchases of debt																									55,500,000
Receivables Based Facility Due 2017 [Member]
Long Term Debt Other Disclosures [Abstract]
Principal amount				247,000,000			269,500,000							247,000,000				269,500,000
Line of credit facility maximum borrowing capacity				535,000,000										535,000,000
Percentage of eligible accounts receivable														90.00%
Certain Covenants [Abstract]
Aggregate percentage of commitments				10.00%										10.00%
Minimum fixed charge coverage ratio				100.00%										100.00%
Receivables Based Facility Due 2017 [Member] | Fed Fund Rate [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages														0.50%
Receivables Based Facility Due 2017 [Member] | Maximum [Member]
Long Term Debt Other Disclosures [Abstract]
Initial commitment fee rate				0.375%										0.375%
Receivables Based Facility Due 2017 [Member] | Maximum [Member] | Base Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages														1.00%
Receivables Based Facility Due 2017 [Member] | Maximum [Member] | Euro Currency Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages														2.00%
Receivables Based Facility Due 2017 [Member] | Minimum [Member]
Long Term Debt Other Disclosures [Abstract]
Line of credit facility maximum borrowing capacity				50,000,000										50,000,000
Initial commitment fee rate				0.25%										0.25%
Receivables Based Facility Due 2017 [Member] | Minimum [Member] | Base Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages														0.50%
Receivables Based Facility Due 2017 [Member] | Minimum [Member] | Euro Currency Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages														1.50%
Revolving Credit Facility [Member]
Payment Terms [Abstract]
Prepayment of debt		1,918,100,000
Revolving Credit Facility [Member] | Post Amendments [Member]
Long Term Debt Other Disclosures [Abstract]
Line of credit facility maximum borrowing capacity																				625,000,000
Revolving Credit Facility [Member] | Before Amendments [Member]
Long Term Debt Other Disclosures [Abstract]
Line of credit facility maximum borrowing capacity																				783,500,000
Level 2 [Member]
Long Term Debt Other Disclosures [Abstract]
Market value			20,300,000,000	20,500,000,000								20,300,000,000		20,500,000,000
Level 1 [Member]
Long Term Debt Other Disclosures [Abstract]
Market value				$ 20,500,000,000				$ 18,600,000,000						$ 20,500,000,000	$ 18,600,000,000